Employee Benefit Plans (Details 4) (Pension Benefits, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plans
Fair value of plan assets	$ 2,154,458	$ 2,063,906	$ 2,000,854
Quoted Prices in Active Markets for Identical Assets (Level1)
Defined Benefit Plans
Fair value of plan assets	797,611	749,173
Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Fair value of plan assets	828,807	844,572
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans
Fair value of plan assets	528,040	470,162
Interest-bearing cash
Defined Benefit Plans
Fair value of plan assets	5,273	7,193
Interest-bearing cash | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Fair value of plan assets	5,273	7,193
U.S. Government securities
Defined Benefit Plans
Fair value of plan assets	287,400	260,870
U.S. Government securities | Quoted Prices in Active Markets for Identical Assets (Level1)
Defined Benefit Plans
Fair value of plan assets	287,400	260,870
Corporate debt
Defined Benefit Plans
Fair value of plan assets	272,420	316,155
Corporate debt | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Fair value of plan assets	272,420	316,155
Common stock
Defined Benefit Plans
Fair value of plan assets	462,177	439,096
Common stock | Quoted Prices in Active Markets for Identical Assets (Level1)
Defined Benefit Plans
Fair value of plan assets	462,177	439,096
Partnership/joint venture interest
Defined Benefit Plans
Fair value of plan assets	526,762	468,796
Partnership/joint venture interest | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans
Fair value of plan assets	526,762	468,796	463,480
Other investments
Defined Benefit Plans
Fair value of plan assets	815
Other investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Fair value of plan assets	815
Common/collective trusts
Defined Benefit Plans
Fair value of plan assets	505,551	477,191
Common/collective trusts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Fair value of plan assets	505,551	477,191
Common/collective trusts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans
Fair value of plan assets			2,827
Registered investment companies
Defined Benefit Plans
Fair value of plan assets	48,034	49,207
Registered investment companies | Quoted Prices in Active Markets for Identical Assets (Level1)
Defined Benefit Plans
Fair value of plan assets	48,034	49,207
Value of funds in insurance company accounts
Defined Benefit Plans
Fair value of plan assets	46,026	45,399
Value of funds in insurance company accounts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Fair value of plan assets	44,748	44,033
Value of funds in insurance company accounts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans
Fair value of plan assets	$ 1,278	$ 1,366	$ 1,450